Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Opening balance	$ 9,022,075	$ 8,971,670
Current period acquisitions	52,985	36,750
Foreign exchange movement	10,387	13,655
Closing balance	$ 9,085,447	$ 9,022,075